Taxation - Changes to Uncertain Tax Positions, Excluding Interest and Penalties (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Changes to liabilities related to unrecognized tax benefits, excluding interest and penalties [Roll Forward]
Balance at the beginning of the period	$ 61	$ 55	$ 132	$ 44
Increases as a result of positions taken in prior periods	69	7	8	23
Increases as a result of positions taken during the current period	18	1	29	0
Decreases as a result of positions taken in prior periods	(9)	(2)	(34)	(9)
Decreases as a result of positions taken in the current period	0	0	0	0
Decreases due to settlements	(7)	0	(46)	(3)
Balance at the end of the period	$ 132	$ 61	$ 89	$ 55